SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - The 2013 Plan [Member] - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non Vested at September 30, 2022 and 2021	250	2,250
Awarded
Vested	(250)	(2,000)
Forfeited
Non Vested at September 30, 2023 and 2022		250